Remuneration and other benefits paid to the Bank’s directors and senior managers - Loans (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 262,737,000	€ 241,230,000	€ 241,179,000
Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	10,758,000	12,377,000	€ 13,650,000
Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	115	49
Bank's Directors | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	115	49
Bank's Directors | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Direct risk exposure
Risk exposure on loan commitments, etc.	25	14
Bank's Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	25	14
Bank's Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez
Direct risk exposure
Risk exposure on loan commitments, etc.	4	5
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	4	5
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Bruce Carnegie-Brown
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Bruce Carnegie-Brown | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Bruce Carnegie-Brown | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Javier Botin-Saenz de Sautuola
Direct risk exposure
Risk exposure on loan commitments, etc.	16	2
Bank's Directors | Mr. Javier Botin-Saenz de Sautuola | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	16	2
Bank's Directors | Mr. Javier Botin-Saenz de Sautuola | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Sol Daurella Comadran
Direct risk exposure
Risk exposure on loan commitments, etc.	69	22
Bank's Directors | Ms. Sol Daurella Comadran | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	69	22
Bank's Directors | Ms. Sol Daurella Comadran | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Belen Romana Garcia
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Belen Romana Garcia | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Belen Romana Garcia | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Ramiro Mato Garca Ansorena
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Ramiro Mato Garca Ansorena | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Ramiro Mato Garca Ansorena | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Homaira Akbari
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Homaira Akbari | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Homaira Akbari | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Alvaro Cardoso De Souza
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Alvaro Cardoso De Souza | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Alvaro Cardoso De Souza | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mrs. Pamela Ann Walkden
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mrs. Pamela Ann Walkden | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mrs. Pamela Ann Walkden | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Luis Isasi Fernandez de Bobadilla
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Luis Isasi Fernandez de Bobadilla | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Luis Isasi Fernandez de Bobadilla | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Sergio Agapito Lires Rial
Direct risk exposure
Risk exposure on loan commitments, etc.	1	0
Bank's Directors | Mr. Sergio Agapito Lires Rial | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	1	0
Bank's Directors | Mr. Sergio Agapito Lires Rial | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. R. Martin Chavez
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. R. Martin Chavez | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. R. Martin Chavez | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mrs. Gina Lorenza Diez Barroso Aracarraga
Direct risk exposure
Risk exposure on loan commitments, etc.	0	6
Bank's Directors | Mrs. Gina Lorenza Diez Barroso Aracarraga | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	6
Bank's Directors | Mrs. Gina Lorenza Diez Barroso Aracarraga | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 0	€ 0